PROPERTY AND EQUIPMENT Q - Schedule of Property and Equipment, net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,082,522	$ 345,961
Less: Accumulated depreciation	(70,224)	(57,934)
Less: Impairment / Loss on disposal	(138,239)	(50,989)
Property and equipment, net	874,059	237,038
Corporate assets
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,792	11,093
Mining equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	162,977	172,572
Data center infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67,669	113,710
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35,129	12,809
WIP / Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 803,955	$ 35,777